Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 8,227,840	$ 9,033,872	$ 8,852,281
Restricted cash	500,809	500,809	620,809
Accounts receivable, net	19,519,147	16,497,626	16,233,955
Subscription acquisition costs, current portion	31,257,268	28,146,895	3,142,580
Royalty fees, current portion	15,000,000	15,000,000	15,000,000
Prepayments and other current assets	4,875,177	4,667,263	4,310,735
Total current assets	79,380,241	73,846,465	48,160,360
Property and equipment, net	668,663	1,129,438	661,277
Operating lease right-of-use assets	2,048,900	18,292,196	3,980,649
Platform development, net	8,011,707	7,355,608	5,892,719
Royalty fees, net of current portion		11,250,000	26,250,000
Subscription acquisition costs, net of current portion	18,682,545	13,358,585	3,417,478
Acquired and other intangible assets, net	57,817,905	71,501,835	91,404,144
Other long-term assets	692,021	1,330,812	1,085,287
Goodwill	22,861,872	16,139,377	16,139,377
Total assets	190,163,854	214,204,316	196,991,291
Current liabilities:
Accounts payable	9,443,576	8,228,977	9,580,186
Accrued expenses and other	21,287,989	14,718,193	16,483,201
Line of credit	6,705,391	7,178,791
Unearned revenue	71,305,655	61,625,676	32,163,087
Subscription refund liability	4,379,364	4,035,531	3,144,172
Operating lease liabilities	282,011	1,059,671	2,203,474
Liquidated damages payable	11,765,706	9,568,091	8,080,514
Convertible debt			741,197
Current portion of long-term debt	4,565,982
Warrant derivative liabilities	651,083	1,147,895	1,644,200
Embedded derivative liabilities			13,501,000
Total current liabilities	130,386,757	107,562,825	87,541,031
Unearned revenue, net of current portion	19,207,736	23,498,597	31,179,211
Restricted stock liabilities, net of current portion	521,621	1,995,810
Operating lease liabilities, net of current portion	1,972,165	19,886,083	2,616,132
Other long-term liabilities	8,072,442	753,365	242,310
Deferred tax liabilities	577,960	210,832
Promissory notes, including accrued interest			319,351
Convertible debt, net of current portion			12,497,765
Long-term debt, net of current portion	58,718,289	62,194,272	44,009,745
Total liabilities	219,456,970	216,101,784	178,405,545
Commitments and contingencies (Note 14)
Mezzanine equity:
Total mezzanine equity	18,365,992	18,415,992	55,653,730
Stockholders’ deficiency:
Common stock, value	2,642,467	2,290,851	371,190
Common stock to be issued	10,809	10,809	39,383
Additional paid-in capital	182,787,419	139,658,166	35,562,766
Accumulated deficit	(233,099,803)	(162,273,286)	(73,041,323)
Total stockholders’ deficiency	(47,659,108)	(20,313,460)	(37,067,984)
Total liabilities, mezzanine equity and stockholders’ deficiency	190,163,854	214,204,316	196,991,291
Series G Redeemable And Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	168,496	168,496	168,496
Series H Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	$ 18,197,496	18,247,496	18,045,496
Series I Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity			19,699,742
Series J Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity			$ 17,739,996